Variable Interest Entity (“VIE”) (Details) - Schedule of Condensed Balance Sheet - Variable Interest Entity [Member]		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Balance Sheet [Line Items]
Current assets		¥ 19,191,150	$ 2,692,814	¥ 48,490,650
Property, plant and equipment, net		89,124,636	12,505,561	91,369,608
Other noncurrent assets		276,300,213	38,769,183	265,926,480
Total assets		384,615,999	53,967,558	405,786,738
Total liabilities		(559,145,271)	(78,456,708)	(609,000,686)
Net assets		(174,529,272)	(24,489,150)	(203,213,948)
Accounts payable		9,169,169	1,286,576	9,219,643
Deferred revenue		107,231	15,046
Other payables and accrued liabilities		16,589,063	2,327,701	16,422,802
Taxes payable		6,876,444	964,871	6,901,910
Intercompany payable	[1]	506,298,482	71,041,489	540,464,986
Total current liabilities		539,040,389	75,635,683	573,009,341
Non-current shareholder loan		20,104,882	2,821,025	35,991,345
Total liabilities		¥ 559,145,271	$ 78,456,708	¥ 609,000,686

[1]	Intercompany balances will be eliminated upon consolidation.